UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.
                MFS Research International FDP Fund
                Marsico Growth FDP Fund
                Van Kampen Value FDP Fund
                Franklin Templeton Total Return FDP Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 637-3863

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007                  (in U.S. dollars)

                                                            Shares
                     Industry                                 Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.2%     Capital Markets - 0.8%                 23,034  Macquarie Bank Ltd.                               $   1,381,867
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.9%                      103,023  Suncorp-Metway Ltd.                                   1,694,818
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.2%     75,830  Paladin Resources Ltd. (b)                              376,103
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods       37,181  Billabong International Ltd.                            482,329
                     - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia                      3,935,117
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.2%       Commercial Banks - 0.9%                21,658  Erste Bank der Oesterreichischen Sparkassen AG        1,569,296
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.3%      8,900  OMV AG                                                  552,249
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Austria                        2,121,545
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.6%        Commercial Banks - 0.8%                12,420  Uniao de Bancos Brasileiros SA (a)                    1,385,824
                     --------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.1%                57,650  CSU Cardsystem SA (b)                                   235,066
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.2%    62,700  Universo Online SA (b)                                  348,333
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.5%     14,150  Petroleo Brasileiro SA (a)                              875,036
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Brazil                         2,844,259
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.7%        Diversified Telecommunication          13,610  TELUS Corp.                                             719,809
                     Services - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication             12,860  Rogers Communications, Inc. Class B                     582,841
                     Services - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Canada                         1,302,650
-----------------------------------------------------------------------------------------------------------------------------------
France - 11.9%       Auto Components - 0.4%                  5,800  Compagnie Generale des Etablissements Michelin          730,610
                     --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.5%                        4,210  Pernod-Ricard SA                                        886,240
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 3.2%                22,728  BNP Paribas SA                                        2,397,016
                                                            88,083  Credit Agricole SA                                    3,323,751
                                                                                                                      -------------
                                                                                                                          5,720,767
                     --------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 1.3%            18,271  Schneider Electric SA                                 2,426,742
                     --------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.5%                   16,460  Gaz de France SA                                        825,152
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 1.7%                       77,360  AXA SA                                                3,099,332
                     --------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.6%                 17,540  Suez SA                                                 997,329
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 2.4%     57,060  Total SA                                              4,294,580
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods       21,640  LVMH Moet Hennessy Louis Vuitton SA                   2,416,989
                     - 1.3%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                        21,397,741
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 13.3%      Automobiles - 1.3%                     39,510  Bayerische Motoren Werke AG                           2,402,097
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 3.3%                       24,500  Bayer AG                                              1,933,086
                                                            33,790  Linde AG                                              3,965,519
                                                                                                                      -------------
                                                                                                                          5,898,605
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.7%                16,710  Deutsche Postbank AG                                  1,211,457
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 2.5%              26,730  E.ON AG                                               4,484,252
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 1.6%        23,520  Siemens AG                                            2,953,777
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.7%                       40,450  MG Technologies AG                                    1,305,941
                     --------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                            Shares
                     Industry                                 Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Software - 1.2%                        38,300  SAP AG                                            $   2,062,444
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury Goods       46,870  Adidas-Salomon AG                                     2,755,068
                     - 1.5%
                     --------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance - 0.5%      14,600  Hypo Real Estate Holding AG                             801,520
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                       23,875,161
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.8%        Commercial Banks - 0.4%                44,040  Bank of Cyprus Public Co. Ltd.                          735,520
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication          21,810  Hellenic Telecommunications Organization SA             713,056
                     Services - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Greece                         1,448,576
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.7%     Commercial Banks - 1.1%               796,000  BOC Hong Kong Holdings Ltd.                           1,910,976
                     --------------------------------------------------------------------------------------------------------------
                     Distributors - 0.6%                   279,800  Li & Fung Ltd.                                        1,037,007
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                      2,947,983
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.5%         IT Services - 0.2%                     52,030  HCL Technologies Ltd.                                   387,982
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.3%                565,453  Steel Authority Of India                              2,329,597
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in India                          2,717,579
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.2%       Commercial Banks - 0.5%                46,100  Anglo Irish Bank Corp. Plc                              860,356
                     --------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.7%          29,720  CRH Plc                                               1,287,456
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland                        2,147,812
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.6%        Chemicals - 0.6%                      133,890  Makhteshim-Agan Industries Ltd. (b)                   1,021,649
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Israel                         1,021,649
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 4.0%         Aerospace & Defense - 0.9%             52,730  Finmeccanica SpA                                      1,545,093
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 2.6%               326,100  UniCredito Italiano SpA                               2,789,317
                                                            74,264  Unione Di Banche Italiane SPCA                        1,897,876
                                                                                                                      -------------
                                                                                                                          4,687,193
                     --------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 0.5%     24,470  Saipem SpA                                              915,358
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                          7,147,644
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 13.5%        Auto Components - 1.5%                130,300  Bridgestone Corp.                                     2,610,726
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 1.1%                114,700  Nomura Holdings, Inc.                                 2,030,702
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.9%                    67  Sapporo Hokuyo Holdings, Inc.                           717,506
                                                               351  Sumitomo Mitsui Financial Group, Inc.                 2,773,685
                                                                                                                      -------------
                                                                                                                          3,491,191
                     --------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.5%                70,000  Aeon Credit Service Co., Ltd.                           862,078
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments     66,000  Nippon Electric Glass Co.                               956,456
                      - 1.5%                                61,900  Omron Corp.                                           1,641,187
                                                                                                                      -------------
                                                                                                                          2,597,643
                     --------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.5%                  160,000  Tokyo Gas Co., Ltd.                                     794,542
                     --------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.3%              11,400  Funai Electric Co., Ltd.                                502,116
                     --------------------------------------------------------------------------------------------------------------
                     Household Products - 1.0%              62,000  Kao Corp.                                             1,761,637
                     --------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                            Shares
                     Industry                                 Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Machinery - 0.6%                       36,500  Komatsu Ltd.                                      $   1,125,356
                     --------------------------------------------------------------------------------------------------------------
                     Office Electronics - 0.5%              59,000  Konica Minolta Holdings, Inc.                           926,349
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.5%        106  Inpex Holdings, Inc.                                    970,377
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.7%                 28,600  Astellas Pharma, Inc.                                 1,326,384
                     --------------------------------------------------------------------------------------------------------------
                     Road & Rail - 1.1%                        238  East Japan Railway Co.                                1,897,176
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.9%                27,400  Fast Retailing Co., Ltd.                              1,606,754
                     --------------------------------------------------------------------------------------------------------------
                     Trading Companies & Distributors       38,600  Mitsubishi Corp.                                      1,086,761
                     - 0.9%                                 28,000  Mitsui & Co., Ltd.                                      582,779
                                                                                                                      -------------
                                                                                                                          1,669,540
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                         24,172,571
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.2%        Household Products - 0.3%             125,100  Kimberly-Clark de Mexico, SA de CV                      538,589
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.4%                           28,950  Grupo Televisa, SA (a)                                  754,437
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication             14,900  America Movil, SA de CV (a)                             900,854
                     Services - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Mexico                         2,193,880
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.7%   Air Freight & Logistics - 0.5%         20,680  TNT NV                                                  873,311
                     --------------------------------------------------------------------------------------------------------------
                     Beverages - 1.3%                       35,990  Heineken NV                                           2,278,791
                     --------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.9%              42,320  Koninklijke Philips Electronics NV                    1,667,826
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                4,819,928
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.6%        Diversified Telecommunication          49,010  Telenor ASA                                             903,693
                     Services - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 1.1%     64,950  Statoil ASA                                           1,871,613
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Norway                         2,775,306
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.4%   Wireless Telecommunication             11,900  Philippine Long Distance Telephone Co.                  678,868
                     Services - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Philippines                  678,868
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.6%        Oil, Gas & Consumable Fuels - 0.6%     27,720  OAO Gazprom (a)                                       1,150,657
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Russia                         1,150,657
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.5%     Electronic Equipment & Instruments     87,000  Venture Corp. Ltd.                                      890,347
                     - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                        890,347
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.5%  Commercial Banks - 0.5%                62,940  Standard Bank Group Ltd.                                921,254
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Africa                     921,254
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.4%   Commercial Banks - 0.7%                25,410  Hana Financial Group, Inc.                            1,202,391
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments      8,410  LS Industrial Systems Co. Ltd.                          481,314
                     - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                    1,633  Nong Shim Co., Ltd.                                     417,692
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor          3,478  Samsung Electronics Co., Ltd.                         2,190,662
                     Equipment - 1.2%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Korea                    4,292,059
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                            Shares
                     Industry                                 Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 1.7%         Diversified Telecommunication          97,010  Telefonica SA                                     $   2,407,806
                     Services - 1.3%
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.4%                           37,924  Antena 3 de Television SA                               708,802
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                          3,116,608
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 10.6%  Biotechnology - 0.6%                   18,322  Actelion Ltd. (b)                                     1,015,447
                     --------------------------------------------------------------------------------------------------------------
                     Building Products - 0.7%                8,419  Geberit AG                                            1,239,624
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 1.7%                 56,860  UBS AG                                                2,963,173
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 1.0%                        9,950  Syngenta AG                                           1,860,944
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.7%                27,230  EFG International AG                                  1,205,067
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 2.5%                   10,467  Nestle SA Registered Shares                           4,549,928
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 3.4%                 61,350  Novartis AG Registered Shares                         3,235,224
                                                            17,020  Roche Holding AG                                      2,956,572
                                                                                                                      -------------
                                                                                                                          6,191,796
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                   19,025,979
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.4%        Semiconductors & Semiconductor        388,000  Taiwan Semiconductor Manufacturing Co., Ltd.            737,200
                     Equipment - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Taiwan                           737,200
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.7%      Construction Materials - 0.3%          68,200  Siam Cement PCL Foreign Shares                          504,891
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.4%     82,400  PTT PCL                                                 701,277
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Thailand                       1,206,168
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom       Commercial Banks - 6.1%               198,710  Barclays Plc                                          2,457,983
- 19.9%                                                    190,000  HSBC Holdings Plc                                     3,436,297
                                                           259,700  Royal Bank of Scotland Group Plc                      3,008,199
                                                            64,773  Standard Chartered Plc                                1,998,159
                                                                                                                      -------------
                                                                                                                         10,900,638
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies         56,280  Intertek Group Plc                                    1,114,321
                     - 0.6%
                     --------------------------------------------------------------------------------------------------------------
                     Household Products - 0.9%              30,930  Reckitt Benckiser Plc                                 1,683,168
                     --------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.3%        27,614  Smiths Group Plc                                        549,530
                     --------------------------------------------------------------------------------------------------------------
                     Media - 1.8%                          232,380  WPP Group Plc                                         3,307,867
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 2.6%                158,730  BHP Billiton Plc                                      4,669,377
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.8%                36,610  Next Plc                                              1,425,367
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 2.6%    118,420  Royal Dutch Shell Plc                                 4,596,215
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 1.1%                 72,100  GlaxoSmithKline Plc                                   1,882,563
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor        484,380  ARM Holdings Plc                                      1,438,090
                     Equipment - 0.8%
                     --------------------------------------------------------------------------------------------------------------
                     Trading Companies & Distributors       63,250  Bunzl Plc                                               878,667
                     - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication          1,014,380  Vodafone Group Plc                                    3,268,301
                     Services - 1.8%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom            35,714,104
-----------------------------------------------------------------------------------------------------------------------------------
United States        Machinery - 1.0%                       28,640  Bucyrus International, Inc.                           1,789,714
- 1.0%               --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United States              1,789,714
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $158,421,714) - 98.4%                       176,392,359
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)


                                                              Face
                                                            Amount  Short-Term Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
United States        Commercial Paper** - 0.3%          $  617,000  Citigroup Global Markets Inc., 5.25%
- 0.5%                                                              due 9/04/2007                                     $     616,730
                     --------------------------------------------------------------------------------------------------------------
                     Time Deposits - 0.2%                  301,026  Brown Brothers Harriman & Co., 4.29%
                                                                    due 9/04/2007                                           301,026
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $917,756) - 0.5%                                917,756
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $159,339,470*) - 98.9%                      177,310,115

                                                                    Other Assets Less Liabilities - 1.1%                  2,008,416
                                                                                                                      -------------
                                                                    Net Assets - 100.0%                               $ 179,318,531
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed by federal income tax purposes, were as follows:

      Aggregate cost                                              $ 159,646,493
                                                                  =============
      Gross unrealized appreciation                               $  22,444,250
      Gross unrealized depreciation                                  (4,780,628)
                                                                  -------------
      Net unrealized appreciation                                 $  17,663,622
                                                                  =============

** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
(a)   Depositary receipts.
(b)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts purchased as of August 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency             Settlement            Unrealized Appreciation
      Purchased                       Date                   (Depreciation)
      --------------------------------------------------------------------------
      CHF      273,191           September 2007          $                   63
      EUR      533,131           September 2007                            (823)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $953,249)                        $                 (760)
                                                         =======================

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

o Forward foreign exchange contracts sold as of August 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency             Settlement                  Unrealized
      Sold                            Date                    Depreciation
      --------------------------------------------------------------------------
      CHF      227,866           September 2007          $                  (87)
      JPY      216,441,321       September 2007                          (9,493)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts
      (USD Commitment - $2,049,566)                      $               (9,580)
                                                         =======================

o     Currency Abbreviations:

      CHF      Swiss Franc
      EUR      Euro
      JPY      Japanese Yen
      USD      U.S. Dollar

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 6.6%                            30,192   Boeing Co.                                             $   2,919,566
                                                      46,401   General Dynamics Corp.                                     3,645,263
                                                      38,368   Lockheed Martin Corp.                                      3,803,804
                                                                                                                      -------------
                                                                                                                         10,368,633
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 2.3%                        32,931   FedEx Corp.                                                3,611,872
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.2%                                    29,978   Toyota Motor Corp. (b)                                     3,467,855
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.3%                                      62,912   Heineken NV (b)                                            1,993,178
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.8%                                  33,954   Amylin Pharmaceuticals, Inc. (a)                           1,664,765
                                                      58,577   Genentech, Inc. (a)                                        4,382,145
                                                                                                                      -------------
                                                                                                                          6,046,910
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 4.5%                                22,140   The Goldman Sachs Group, Inc.                              3,896,861
                                                      50,610   Lehman Brothers Holdings, Inc.                             2,774,946
                                                       6,866   Morgan Stanley                                               428,232
                                                                                                                      -------------
                                                                                                                          7,100,039
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.8%                                       9,049   Air Products & Chemicals, Inc.                               814,500
                                                      52,032   Monsanto Co.                                               3,628,712
                                                      41,693   Praxair, Inc.                                              3,154,492
                                                                                                                      -------------
                                                                                                                          7,597,704
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.0%                              107,000   China Merchants Bank Co. Ltd.                                402,057
                                                   4,551,000   Industrial & Commercial Bank of China                      2,964,878
                                                      78,734   Wells Fargo & Co.                                          2,876,940
                                                                                                                      -------------
                                                                                                                          6,243,875
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.6%                      125,616   Cisco Systems, Inc. (a)                                    4,009,663
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 5.4%                        42,069   Apple Computer, Inc. (a)                                   5,825,715
                                                      55,324   Hewlett-Packard Co.                                        2,730,239
                                                                                                                      -------------
                                                                                                                          8,555,954
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.9%        113,409   AT&T Inc.                                                  4,521,617
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 5.6%                    10,517   Cameron International Corp. (a)                              859,975
                                                      67,262   Schlumberger Ltd.                                          6,490,783
                                                      14,122   Transocean, Inc. (a)                                       1,484,081
                                                                                                                      -------------
                                                                                                                          8,834,839
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.4%                       56,498   CVS/Caremark Corp.                                         2,136,754
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 5.2%              162,983   UnitedHealth Group, Inc.                                   8,150,780
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 13.7%                 54,488   Las Vegas Sands Corp. (a)                                  5,432,454
                                                      44,026   MGM Mirage (a)                                             3,696,863
                                                     103,541   McDonald's Corp.                                           5,099,394
                                                       7,447   Station Casinos, Inc.                                        653,996
                                                      32,672   Wynn Resorts Ltd. (a)                                      4,042,507
                                                      81,224   Yum! Brands, Inc.                                          2,657,649
                                                                                                                      -------------
                                                                                                                         21,582,863
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.9%                                    22,294   Mastercard, Inc. Class A                                   3,054,055
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.7%                    5,229   Google, Inc. Class A (a)                                   2,694,242
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.5%                                         150,591   Comcast Corp. Class A (a)                                  3,928,919
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%                                18,954   Freeport-McMoRan Copper & Gold, Inc. Class B               1,656,959
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.1%                     9,044   Devon Energy Corp.                                           681,104
                                                      15,694   Petroleo Brasileiro SA (b)                                   970,517
                                                                                                                      -------------
                                                                                                                          1,651,621
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%                                86,489   Schering-Plough Corp.                                      2,596,400
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.7%           36,561   CB Richard Ellis Group, Inc. (a)                           1,079,281
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.7%                                    23,692   Union Pacific Corp.                                        2,643,316
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.1%      130,434   Intel Corp.                                                3,358,676
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                               92,727   Lowe's Cos., Inc.                                          2,880,101
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.9%                     22,023   Fannie Mae                                                 1,444,929
-----------------------------------------------------------------------------------------------------------------------------------

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)

                                                      Shares
Industry                                                Held   Common Stocks                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 4.8%            54,268   America Movil, SA de CV (b)                            $   3,281,043
                                                     311,500   China Mobile Ltd.                                          4,234,481
                                                                                                                      -------------
                                                                                                                          7,515,524
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks  (Cost - $119,172,217) - 88.3%       138,726,559
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Face
                                                      Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Government Agency Notes - 5.6%                   $ 8,800,000   Federal Home Loan Bank System, 4.26% due 9/04/2007         8,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Government National Bills - 3.8%                   1,822,000   U.S. Treasury Bills, 3.65% due 1/10/2008                   1,804,935
                                                   1,635,000   U.S. Treasury Bills, 3.66% due 9/20/2007                   1,632,454
                                                   1,070,000   U.S. Treasury Bills, 3.55% due 1/03/2008                   1,060,737
                                                     749,000   U.S. Treasury Bills, 3.85% due 1/31/2008                     736,429
                                                     711,000   U.S. Treasury Bills, 3.80% due 2/07/2008                     698,707
                                                                                                                      -------------
                                                                                                                          5,933,262
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 2.4%                               3,823,087   Brown Brothers Harriman & Co., 4.29% due 9/04/2007         3,823,087
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost - $18,554,373) - 11.8%                              18,556,349
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments  (Cost - $137,726,590*)  - 100.1%      157,282,908

                                                               Liabilities in Excess of Other Assets - (0.1%)              (231,241)
                                                                                                                      -------------
                                                               Net Assets - 100.0%                                    $ 157,051,667
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                               $ 137,784,043
                                                   =============
      Gross unrealized appreciation                $  21,320,403
      Gross unrealized depreciation                   (1,821,538)
                                                   -------------
      Net unrealized appreciation                  $  19,498,865
                                                   =============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)


                                           Shares
Industry                                     Held       Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                            72,100       Southwest Airlines Co.                                $    1,089,431
----------------------------------------------------------------------------------------------------------------------------
Beverages - 4.7%                           25,200       Anheuser-Busch Cos., Inc.                                  1,244,880
                                          109,100       The Coca-Cola Co.                                          5,867,398
                                                                                                              --------------
                                                                                                                   7,112,278
----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                     60,417       The Bank of New York Mellon Corp.                          2,442,659
                                            4,100       The Bear Stearns Cos. Inc.                                   445,506
                                                                                                              --------------
                                                                                                                   2,888,165
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.9%                           67,000       E.I. du Pont de Nemours & Co.                              3,266,250
                                           19,500       Rohm & Haas Co.                                            1,102,530
                                                                                                              --------------
                                                                                                                   4,368,780
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.0%                     4,500       Barclays Plc (b)                                             223,200
                                              500       The PNC Financial Services Group, Inc. (c)                    35,185
                                           26,500       U.S. Bancorp                                                 857,275
                                           86,000       Wachovia Corp.                                             4,212,280
                                           61,600       Wells Fargo & Co.                                          2,250,864
                                                                                                              --------------
                                                                                                                   7,578,804
----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%            13,200       Cisco Systems, Inc. (a)                                      421,344
                                           14,100       Telefonaktiebolaget LM Ericsson (b)                          524,661
                                                                                                              --------------
                                                                                                                     946,005
----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%             65,500       Dell, Inc. (a)                                             1,850,375
                                           18,300       Hewlett-Packard Co.                                          903,105
                                           23,600       International Business Machines Corp.                      2,753,884
                                                                                                              --------------
                                                                                                                   5,507,364
----------------------------------------------------------------------------------------------------------------------------
Diversified Financial                     100,800       Bank of America Corp.                                      5,108,544
Services - 8.9%                           129,900       Citigroup, Inc.                                            6,089,712
                                           51,300       JPMorgan Chase & Co.                                       2,283,876
                                                                                                              --------------
                                                                                                                  13,482,132
----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              55,300       AT&T Inc.                                                  2,204,811
Services - 4.1%                            95,400       Verizon Communications, Inc.                               3,995,352
                                                                                                              --------------
                                                                                                                   6,200,163
----------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 4.2%            63,200       CVS/Caremark Corp.                                         2,390,224
                                           90,400       Wal-Mart Stores, Inc.                                      3,944,152
                                                                                                              --------------
                                                                                                                   6,334,376
----------------------------------------------------------------------------------------------------------------------------
Food Products - 5.4%                       58,100       Cadbury Schweppes Plc (b)                                  2,744,063
                                           83,785       Kraft Foods, Inc.                                          2,686,147
                                           92,600       Unilever NV (b)                                            2,828,930
                                                                                                              --------------
                                                                                                                   8,259,140
----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                      61,900       Boston Scientific Corp. (a)                                  794,177
& Supplies - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Health Care Providers                      38,800       Cardinal Health, Inc.                                      2,653,144
& Services - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Household Products - 2.3%                  33,200       Kimberly-Clark Corp.                                       2,280,508
                                           18,700       The Procter & Gamble Co.                                   1,221,297
                                                                                                              --------------
                                                                                                                   3,501,805
----------------------------------------------------------------------------------------------------------------------------

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)


                                           Shares
Industry                                     Held       Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
IT Services - 0.5%                          4,900       Computer Sciences Corp. (a)                           $      274,155
                                           26,900       The Western Union Co.                                        506,527
                                                                                                              --------------
                                                                                                                     780,682
----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.6%            63,300       General Electric Co.                                       2,460,471
----------------------------------------------------------------------------------------------------------------------------
Insurance - 6.6%                           20,100       Aflac, Inc.                                                1,071,531
                                           28,000       American International Group, Inc.                         1,848,000
                                           62,800       Chubb Corp.                                                3,210,964
                                           19,000       Genworth Financial, Inc. Class A                             550,620
                                            7,100       Hartford Financial Services Group, Inc.                      631,261
                                            8,900       MBIA, Inc.                                                   534,000
                                           20,400       MetLife, Inc.                                              1,306,620
                                           17,200       The Travelers Cos., Inc.                                     869,288
                                                                                                              --------------
                                                                                                                  10,022,284
----------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 1.1%           89,550       Liberty Media Holding Corp. - Interactive (a)              1,698,764
----------------------------------------------------------------------------------------------------------------------------
Media - 11.2%                              16,099       Clear Channel Communications, Inc.                           599,849
                                          184,702       Comcast Corp. Class A (a)                                  4,818,875
                                           15,690       Liberty Media Holding Corp. - Capital (a)                  1,710,053
                                           61,400       News Corp. Class B                                         1,334,836
                                          215,900       Time Warner, Inc.                                          4,097,782
                                          111,150       Viacom, Inc. Class B (a)                                   4,385,979
                                                                                                              --------------
                                                                                                                  16,947,374
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%                     32,335       Alcoa, Inc.                                                1,181,198
                                           14,600       Newmont Mining Corp.                                         616,996
                                                                                                              --------------
                                                                                                                   1,798,194
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 3.5%            150,200       International Paper Co.                                    5,273,522
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 15.7%                    48,400       Abbott Laboratories                                        2,512,444
                                          146,000       Bristol-Myers Squibb Co.                                   4,255,900
                                           59,200       Eli Lilly & Co.                                            3,395,120
                                           35,500       GlaxoSmithKline Plc (b)                                    1,853,810
                                          110,300       Pfizer, Inc.                                               2,739,852
                                            8,900       Roche Holding AG (b)                                         773,400
                                           20,500       Sanofi-Aventis (b)                                           839,475
                                          110,500       Schering-Plough Corp.                                      3,317,210
                                           89,700       Wyeth                                                      4,153,110
                                                                                                              --------------
                                                                                                                  23,840,321
----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             31,000       Intel Corp.                                                  798,250
Equipment - 1.1%                            7,500       KLA-Tencor Corp.                                             431,025
                                           13,400       Texas Instruments, Inc.                                      458,816
                                                                                                              --------------
                                                                                                                   1,688,091
----------------------------------------------------------------------------------------------------------------------------
Software - 0.8%                            40,700       Microsoft Corp.                                            1,169,311
----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.9%                    16,600       Home Depot, Inc.                                             635,946
                                           24,200       Lowe's Cos., Inc.                                            751,652
                                                                                                              --------------
                                                                                                                   1,387,598
----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.9%          10,300       Fannie Mae                                                   675,783
                                           35,600       Freddie Mac                                                2,193,316
                                                                                                              --------------
                                                                                                                   2,869,099
----------------------------------------------------------------------------------------------------------------------------

Van Kampen Value FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)


                                           Shares
Industry                                     Held       Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                             32,200       Altria Group, Inc.                                    $    2,235,002
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $132,454,877) - 94.2%                            142,886,477
----------------------------------------------------------------------------------------------------------------------------
                                             Face
                                           Amount       Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.1%                   $   84,069       Brown Brothers Harriman & Co., 4.29%
                                                        due 9/04/2007                                                 84,069
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                  8,200,000       Federal Home Loan Bank, 4.01%
Obligations** - 5.4%                                    due 9/04/2007                                              8,197,130
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $8,281,199) - 5.5%                                 8,281,199
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments  (Cost - $140,736,076*)  - 99.7%       151,167,676

                                                        Other Assets Less Liabilities - 0.3%                         389,955
                                                                                                              --------------
                                                        Net Assets - 100.0%                                   $  151,557,631
                                                                                                              ==============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                               $ 140,877,516
                                                   =============
      Unrealized appreciation                      $  12,674,925
      Unrealized depreciation                         (2,384,765)
                                                   -------------
      Net unrealized appreciation                  $  10,290,160
                                                   =============

** U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------
                                                                    Sale      Realized     Dividend
      Affiliate                                 Purchase Cost       Cost        Gain        Income
      ---------------------------------------------------------------------------------------------
      The PNC Financial Services Group, Inc.         --              --          --          $315
      ---------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industry classifications are shown as a percent of net assets.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                               Face
                                             Amount    Asset-Backed Securities**                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD      4,100,000    American Express Credit Account Master Trust Series
                                                       2002-5 Class A, 5.49% due 2/15/2012 (a)                        $   4,094,615
                                          1,775,076    Ameriquest Mortgage Securities, Inc. Series 2005-R9
                                                       Class A2B, 5.74% due 11/25/2035 (a)                                1,740,202
                                            797,935    Asset Backed Funding Certificates Series 2005-HE2 Class
                                                       A2C, 5.805% due 6/25/2035 (a)                                        795,802
                                            880,528    Asset Backed Securities Corp. Home Equity Line Trust
                                                       Series 2006-HE2 Class A2, 5.575% due 3/25/2036 (a)                   879,554
                                            325,070    Asset Backed Securities Corp. Home Equity Line Trust
                                                       Series 2205-HE4 Class A1, 5.665% due 5/25/2035 (a)                   323,823
                                            503,323    Chase Funding Mortgage Loan Asset-Backed
                                                       Certificates Series 2004-2 Class 2A2, 5.57% due 2/25/2034 (a)        489,533
                                          2,200,000    Chase Issuance Trust Series 2007-A9 Class A, 5.641%
                                                       due 6/16/2014 (a)                                                  2,167,536
                                            672,072    Citifinancial Mortgage Securities, Inc. Series 2003-4 Class
                                                       AF6, 4.493% due 10/25/2033 (a)                                       629,210
                                          1,082,890    Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1
                                                       Class A1A, 5.575% due 1/25/2036 (a)                                1,081,511
                                            700,000    Countrywide Asset Backed Certificates Series 2005-11
                                                       Class AF4, 5.21% due 9/25/2035 (a)                                   664,009
                                          1,502,483    First Franklin Mortgage Loan Asset Backed Certificates
                                                       Series 2005-FF8 Class A2B, 5.685% due 9/25/2035 (a)                1,499,999
                                            109,529    First Franklin Mortgage Loan Asset Backed Certificates
                                                       Series 2005-FF10 Class A2, 5.605% due 11/25/2035 (a)                 109,187
                                          1,100,000    HSI Asset Securitization Corp. Trust Series 2006-OPT4
                                                       Class 2A2, 5.43% due 3/25/2036 (a)                                 1,091,301
                                          3,289,377    JPMorgan Mortgage Acquisition Corp. Series 2006-
                                                       WMC Class A2, 5.59% due 12/25/2036 (a)                             3,260,065
                                          1,030,000    MBNA Credit Card Master Note Trust Series 2003-A9
                                                       Class A9, 5.45% due 2/15/2011 (a)                                  1,029,203
                                            185,272    Master Asset Backed Securities Trust Series 2005-WMC1
                                                       Class A4, 5.695% due 3/25/2035 (a)                                   185,179
                                            328,273    Master Asset Backed Securities Trust Series 2006-AB1 Class
                                                       A1, 5.46% due 2/25/2036 (a)                                          326,169
                                            728,735    Morgan Stanley ABS Capital I Series 2006-HE4 Class A1,
                                                       5.55% due 6/25/2036 (a)                                              725,218
                                          1,900,000    Morgan Stanley ABS Capital I Series 2006-NC3 Class
                                                       A2B, 5.44% due 3/25/2036 (a)                                       1,875,476
                                            547,852    Morgan Stanley ABS Capital I Series 2006-NC4 Class
                                                       A2A, 5.535% due 6/25/2036 (a)                                        545,331
                                              6,986    Popular ABS Mortgage Pass-Through Trust Series 2004-
                                                       4 Class AF1, 5.755% due 9/25/2034 (a)                                  6,982
                                            824,175    Residential Asset Securities Corp. Series 2005-AHL2
                                                       Class A2, 5.765% due 10/25/2035 (a)                                  806,094
                                            516,831    Securitized Asset Backed Receivables LLC Trust Series
                                                       2006-FR1 Class A2A, 5.575% due 11/25/2035 (a)                        515,185
                                          1,400,000    Securitized Asset Backed Receivables LLC Trust Series
                                                       2006-FR2 Class A2, 5.47% due 3/25/2036 (a)                         1,376,699
                                            129,091    Structured Asset Investment Loan Trust Series 2005-5
                                                       Class A7, 5.715% due 6/25/2035 (a)                                   129,012
                                            744,319    Structured Asset Securities Corp. Series 2005-SC1 Class
                                                       1A1, 5.775% due 5/25/2031 (a)                                        717,551
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Asset-Backed Securities
                                                       (Cost - $27,354,290) - 14.3%                                      27,064,446
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                               Face
Industry                                     Amount    Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                             L-3 Communications Corp.:
                                 USD         50,000        5.875% due 1/15/2015                                       $      47,375
                                             75,000        6.375% due 10/15/2015                                             72,562
                                                                                                                      -------------
                                                                                                                            119,937
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                            600,000    SABMiller Plc, 6.50% due 7/01/2016 (c)                               627,351
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%                        300,000    Amgen, Inc., 0.375% due 2/01/2013 (e)                                256,875
                                            360,000    PDL BioPharma, Inc., 2.75% due 8/16/2023 (e)                         389,250
                                                                                                                      -------------
                                                                                                                            646,125
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.9%                      100,000    The Bear Stearns Cos., Inc. Series B, 4.55% due 6/23/2010             96,210
                                                       Lazard Group LLC
                                            100,000        7.125% due 5/15/2015                                             102,131
                                            600,000        6.85% due 6/15/2017                                              592,381
                                            700,000    Lehman Brothers Holdings, Inc., 6.50% due 7/19/2017                  689,177
                                            300,000    Morgan Stanley, 4.75% due 4/01/2014                                  280,446
                                                                                                                      -------------
                                                                                                                          1,760,345
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                            150,000    Huntsman International LLC, 7.875% due 11/15/2014                    156,750
                                            350,000    Ineos Group Holdings Plc, 8.50% due 2/15/2016 (c)                    322,000
                                            200,000    Lyondell Chemical Co., 8% due 9/15/2014                              217,500
                                             50,000    RPM International, Inc., 6.25% due 12/15/2013                         51,446
                                            200,000    RPM United Kingdom G.P., 6.70% due 11/01/2015                        206,949
                                            250,000    Yara International ASA, 5.25% due 12/15/2014 (c)                     239,010
                                                                                                                      -------------
                                                                                                                          1,193,655
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.8%                     600,000    BNP Paribas, 7.195% (a)(c)(f)                                        593,089
                                                       European Investment Bank:
                                 JPY     26,000,000        2.125% due 9/20/2007                                             224,651
                                         60,000,000        0.333% due 9/21/2011 (a)                                         518,076
                                 USD        400,000    Glitnir Banki hf, 7.451% (a)(c)(f)                                   418,886
                                            400,000    Kaupthing Bank hf, 7.125% due 5/19/2016 (c)                          409,880
                                                       Kreditanstalt fuer Wiederaufbau:
                                 ISK     13,000,000         8.25% due 9/20/2007                                             203,109
                                 JPY     64,000,000        0.325% due 8/08/2011 (a)                                         552,903
                                 USD        400,000    Landsbanki Islands hf, 6.10% due 8/25/2011 (c)                       412,335
                                                                                                                      -------------
                                                                                                                          3,332,929
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                       250,000    Aramark Corp., 8.50% due 2/01/2015                                   249,063
Supplies - 0.2%                              50,000    Waste Management, Inc., 6.50% due 11/15/2008                          50,580
                                                                                                                      -------------
                                                                                                                            299,643
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%               300,000    Headwaters, Inc., 2.875% due 6/01/2016 (e)                           264,000
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                                225,000    Owens-Brockway Glass Container, Inc., 6.75%
Packaging - 0.1%                                       due 12/01/2014                                                       217,125
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                                  General Electric Capital Corp.:
Services - 0.7%                              72,000        5.62% due 10/21/2010 (a)                                          71,561
                                            500,000        5% due 1/08/2016                                                 480,545
                                            800,000    General Motors Acceptance Corp., 6.875% due 9/15/2011                713,488
                                                                                                                      -------------
                                                                                                                          1,265,594
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               300,000    AT&T, Inc., 5.612% due 11/14/2008 (a)                                300,507
Services - 1.2%                             500,000    Embarq Corp., 7.082% due 6/01/2016                                   515,637
                                                       Telecom Italia Capital SA:
                                            250,000        4.95% due 9/30/2014                                              234,187
                                            250,000        7.20% due 7/18/2036                                              259,980

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                               Face
Industry                                     Amount    Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Verizon New York, Inc.:
                                 USD        800,000        Series A, 6.875% due 4/01/2012                             $     842,915
                                            100,000        Series B, 7.375% due 4/01/2032                                   105,711
                                                                                                                      -------------
                                                                                                                          2,258,937
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                                     Compagnie Generale de Geophysique-Veritas:
Services - 0.1%                             150,000        7.50% due 5/15/2015                                              150,750
                                            100,000        7.75% due 5/15/2017                                              101,000
                                                                                                                      -------------
                                                                                                                            251,750
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%             300,000    CVS/Caremark Corp., 5.75% due 6/01/2017                              293,199
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                                   Bunge Ltd. Finance Corp.:
                                            300,000        5.875% due 5/15/2013                                             294,649
                                            400,000        5.10% due 7/15/2015                                              365,512
                                                                                                                      -------------
                                                                                                                            660,161
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                     750,000    Coventry Health Care, Inc., 6.30% due 8/15/2014                      748,900
Services - 1.1%                             350,000    DaVita, Inc., 7.25% due 3/15/2015                                    343,000
                                            600,000    Quest Diagnostics, Inc., 6.95% due 7/01/2037                         618,361
                                                       Tenet Healthcare Corp.:
                                             25,000        6.375% due 12/01/2011                                             21,000
                                            250,000        9.875% due 7/01/2014                                             221,250
                                            200,000    United Health Group, Inc., 6.50% due 6/15/2037 (c)                   200,766
                                                                                                                      -------------
                                                                                                                          2,153,277
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                       138,000    Carnival Corp., 2% due 4/15/2021 (e)                                 166,635
Leisure - 0.5%                              200,000    Harrah's Operating Co., Inc., 6.50% due 6/01/2016                    157,500
                                            350,000    MGM Mirage, 6.625% due 7/15/2015                                     329,437
                                                       Station Casinos, Inc.,
                                            250,000        6.875% due 3/01/2016                                             209,375
                                            100,000        7.75% due 8/15/2016                                               95,750
                                                                                                                      -------------
                                                                                                                            958,697
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%                    25,000    Beazer Homes USA, Inc., 8.125% due 6/15/2016                          19,750
                                            450,000    Ford Motor Credit Co., 9.875% due 8/10/2011                          444,230
                                                       Ford Motor Credit Co. LLC,
                                            100,000        5.80% due 1/12/2009                                               94,227
                                            550,000        7.875% due 6/15/2010                                             516,336
                                            350,000    Jarden Corp., 7.50% due 5/01/2017                                    327,250
                                                       KB Home:
                                            250,000        6.25% due 6/15/2015                                              213,125
                                            100,000        7.25% due 6/15/2018                                               87,500
                                                                                                                      -------------
                                                                                                                          1,702,418
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.4%                                     SunGard Data Systems, Inc.:
                                            150,000        9.125% due 8/15/2013                                             154,875
                                            250,000        10.25% due 8/15/2015                                             257,500
                                            385,000    Verifone Holdings, Inc., 1.375% due 6/15/2012 (c)(e)                 390,775
                                                                                                                      -------------
                                                                                                                            803,150
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                          NRG Energy, Inc.:
Energy Traders - 0.3%                       400,000        7.25% due 2/01/2014                                              396,000
                                             25,000        7.375% due 2/01/2016                                              24,687
                                            100,000    TXU Corp., 5.55% due 11/15/2014                                       82,037
                                                                                                                      -------------
                                                                                                                            502,724
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -                   50,000    Hutchison Whampoa International (03/33) Ltd., 7.45%
0.0%                                                   due 11/24/2033 (c)                                                    54,536
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                            500,000    Genworth Financial, Inc., 6.15% due 11/15/2066 (a)                   460,567
                                            600,000    Metlife, Inc., 6.40% due 12/15/2066                                  545,775
                                                                                                                      -------------
                                                                                                                          1,006,342
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                            350,000    RBS Global, Inc., 9.50% due 8/01/2014                                353,500
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                                150,000    CCH I, LLC, 11% due 10/01/2015                                       147,000
                                                       Charter Communications Holdings II LLC, 10.25%
                                            225,000    due 9/15/2010                                                        227,250
                                          1,000,000    Comcast Corp., 6.30% due 11/15/2017                                1,010,142

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                               Face
Industry                                     Amount    Corporate Bonds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 USD         25,000    Dex Media West LLC, 9.875% due 8/15/2013                       $      26,375
                                                       Intelsat Intermediate Holding Co. Ltd., 9.25%
                                            150,000    due 2/01/2015 (d)                                                    121,500
                                            125,000    Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013            125,625
                                            400,000    News America, Inc., 7.25% due 5/18/2018                              435,055
                                            400,000    RH Donnelley Corp. Series A-3, 8.875% due 1/15/2016                  410,000
                                            350,000    Viacom, Inc., 6.25% due 4/30/2016                                    350,589
                                                                                                                      -------------
                                                                                                                          2,853,536
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                      125,000    Novelis, Inc., 7.25% due 2/15/2015                                   121,250
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                       75,000    CenterPoint Energy, Inc., 7.25% due 9/01/2010                         78,447
                                            200,000    PSEG Funding Trust, 5.381% due 11/16/2007                            199,853
                                                                                                                      -------------
                                                                                                                            278,300
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                                  Chesapeake Energy Corp.:
Fuels - 2.0%                                350,000        6.625% due 1/15/2016                                             338,625
                                            150,000        6.25% due 1/15/2018                                              140,438
                                            300,000    El Paso Corp., 6.875% due 6/15/2014                                  302,699
                                            500,000    Gaz Capital for Gazprom, 6.212% due 11/22/2016 (c)                   481,750
                                            500,000    Lukoil International Finance B.V., 6.656% due 6/07/2022 (c)          461,250
                                            350,000    Petroplus Finance Ltd., 6.75% due 5/01/2014 (c)                      325,500
                                            800,000    Valero Energy Corp., 6.125% due 6/15/2017                            815,062
                                                       Williams Cos., Inc.
                                            100,000        7.625% due 7/15/2019                                             106,250
                                            100,000        8.75% due 3/15/2032                                              113,750
                                            700,000    XTO Energy, Inc., 5.90% due 8/01/2012                                710,916
                                                                                                                      -------------
                                                                                                                          3,796,240
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%              100,000    Weyerhaeuser Co., 7.375% due 3/15/2032                               100,105
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts               695,000    CapitalSource, Inc., 4% due 7/15/2034 (a)(e)                         645,481
(REITs) - 1.4%                              500,000    Colonial Realty LP, 5.50% due 10/01/2015                             475,624
                                            500,000    ERP Operating LP, 5.75% due 6/15/2017                                479,622
                                            350,000    Host Hotels & Resorts LP, 6.875% due 11/01/2014                      349,125
                                             50,000    Host Marriott LP, 7.125% due 11/01/2013                               49,750
                                             50,000    iStar Financial, Inc., 6% due 12/15/2010                              49,403
                                            650,000    WEA Finance LLC, 5.70% due 10/01/2016 (c)                            631,048
                                                                                                                      -------------
                                                                                                                          2,680,053
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              400,000    Freescale Semiconductor, Inc., 8.875% due 12/15/2014                 369,000
Equipment - 0.3%                            186,000    Intel Corp., 2.95% due 12/15/2035 (e)                                190,185
                                                                                                                      -------------
                                                                                                                            559,185
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                     360,000    Best Buy Co., Inc., 2.25% due 1/15/2022 (e)                          383,400
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                          300,000    Capmark Financial Group, Inc., 6.30% due 5/10/2017 (c)               243,684
Finance - 0.5%                              800,000    Residential Capital LLC, 6.50% due 6/01/2012                         608,000
                                                                                                                      -------------
                                                                                                                            851,684
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                              350,000    Reynolds American, Inc., 7.625% due 6/01/2016                        366,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Corporate Bonds
                                                       (Cost - $33,438,555) - 17.3%                                      32,715,698
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Bank Negara Malaysia Monetary Notes:
                                 MYR      1,550,000        3.569% due 2/14/2008                                             435,630
                                            990,000        Series 0107, 3.546% due 1/11/2008                                282,685
                                             50,000        Series 0307, 0% due 11/01/2007 (g)                                14,194
                                          3,475,000        Series 0307, 3.17% due 5/15/2008                                 967,845
                                            710,000        Series 0607, 0% due 2/28/2008 (g)                                199,262
                                            200,000        Series 0707, 0% due 12/06/2007 (g)                                56,585
                                            295,000        Series 0807, 0% due 12/13/2007 (g)                                83,406
                                            715,000        Series 0907, 0% due 12/21/2007 (g)                               201,998
                                 BRL          4,600    Brazil Notas do Tesouro Nacional Series F, 10%
                                                       due 1/01/2017                                                      2,199,721
                                 IDR    252,000,000    Indonesia Government Bond Series FR37, 12%
                                                       due 9/15/2026                                                         30,812

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                               Face
                                             Amount    Foreign Government Obligations                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 IDR    600,000,000    Indonesia Recapitalization Bond, 14.25% due 6/15/2013          $      76,932
                                                       Indonesia Treasury Bond:
                                      4,310,000,000        12.80% due 6/15/2021                                             548,445
                                      4,900,000,000        12.90% due 6/15/2022                                             632,139
                                      2,100,000,000        Series FR31, 11% due 11/15/2020                                  237,275
                                        650,000,000        Series FR32, 15% due 7/15/2018                                    92,006
                                      1,600,000,000        Series FR36, 11.50% due 9/15/2019                                188,103
                                      4,120,000,000        Series FR40, 11% due 9/15/2025                                   467,178
                                 KRW  1,025,000,000    Korea Treasury Bond, 4.25% due 9/10/2008                           1,080,248
                                                       Malaysia Government Bond:
                                 MYR      2,265,000        3.135% due 12/17/2007                                            646,009
                                          1,300,000        4.305% due 2/27/2009                                             375,115
                                             40,000        Series 1/89, 7% due 3/15/2009                                     12,001
                                          1,150,000        Series 2/88, 6.45% due 7/01/2008                                 336,003
                                          1,810,000        Series 386X, 8.60% due 12/01/2007                                523,080
                                 PEN        615,000    Peru Government Bond, 7.84% due 8/12/2020                            212,389
                                                       Poland Government Bond:
                                 PLN      3,900,000        Series 0509, 6% due 5/24/2009                                  1,405,106
                                          1,200,000        Series WS0922, 5.75% due 9/23/2022                               423,781
                                 USD        225,000    Republic of Argentina, 5.59% due 8/03/2012 (a)                       197,216
                                            400,000    Republic of Iraq, 5.80% due 1/15/2028 (g)                            228,000
                                 SGD        435,000    Singapore Government Bond, 2.625% due 10/01/2007                     285,409
                                                       Sweden Government Bond:
                                 SEK     12,250,000        Series 1040, 6.50% due 5/05/2008                               1,804,837
                                          7,500,000        Series 1043, 5% due 1/28/2009                                  1,100,762
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Foreign Government Obligations
                                                       (Cost - $15,087,701) - 8.1%                                       15,344,172
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Fannie Mae:
                                 USD      1,600,000        6.625% due 9/15/2009                                           1,658,877
                                          1,000,000        7.25% due 1/15/2010                                            1,055,826
                                            900,000        6.25% due 5/15/2029                                              996,994
                                          1,500,000        7.125% due 1/15/2030                                           1,837,970
                                          1,200,000        6.625% due 11/15/2030                                          1,400,054
                                                       Federal Home Loan Bank System:
                                            500,000        3.875% due 8/22/2008                                             494,984
                                          4,000,000        4.875% due 11/18/2011                                          4,015,432
                                          5,000,000        4.50% due 9/16/2013                                            4,893,405
                                                       Freddie Mac:
                                            700,000        4.375% due 11/16/2007                                            698,692
                                            500,000        4.625% due 2/21/2008                                             498,468
                                          3,000,000        5.125% due 4/18/2008                                           2,998,191
                                          1,500,000        6.625% due 9/15/2009                                           1,554,364
                                          1,500,000        4% due 12/15/2009                                              1,476,316
                                          2,000,000        6.75% due 3/15/2031                                            2,369,208
                                          1,030,000        6.25% due 7/15/2032                                            1,158,096
                                                       U.S. Treasury Inflation Indexed Bonds:
                                            549,865        0.875% due 4/15/2010                                             525,637
                                            524,820        2.375% due 4/15/2011                                             523,590
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Government & Agency Obligations
                                                       (Cost - $28,073,535) - 14.9%                                      28,156,104
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Fannie Mae Guaranteed Pass-Through Certificates:
                                            176,299        3.899% due 4/01/2035 (a)                                         178,687

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                               Face
                                             Amount    Government Agency Mortgage-Backed Securities**                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Fannie Mae Guaranteed Pass-Through Certificates:
                                 USD         33,655        4.467% due 5/01/2033 (a)                                   $      33,557
                                          1,078,499        4.941% due 4/01/2035 (a)                                       1,077,065
                                          8,877,094        5% due 7/01/2035 - 8/01/2037                                   8,441,376
                                            950,196        5.474% due 9/01/2034 (a)                                         961,770
                                         28,294,228        5.50% due 11/01/2034 - 10/15/2037 (b)                         27,642,782
                                         24,922,052        6% due 9/15/2022 - 10/15/2037 (b)                             24,899,184
                                          8,867,858        6.50% due 1/01/2036 - 10/15/2037 (b)                           9,000,628
                                            275,705        6.733% due 10/01/2032 (a)                                        278,337
                                          2,063,269    Fannie Mae Trust Series 2007-1 Class NF,
                                                           5.76% due 2/25/2037 (a)                                        2,041,136
                                                       Freddie Mac Mortgage Participation Certificates:
                                            318,786        4.50% due 9/01/2020                                              306,034
                                          2,971,000        5% due 9/01/2037                                               2,824,616
                                            168,422        5.205% due 9/01/2032 (a)                                         170,204
                                          2,500,000        5.50% due 9/15/2022 - 10/15/2037 (b)                           2,458,905
                                            556,462        5.543% due 11/01/2027 (a)                                        567,436
                                          6,000,000        6% due 9/15/2022 - 10/15/2037 (b)                              6,015,000
                                          2,750,000        6.50% due 10/15/2037 (b)                                       2,790,392
                                            161,364        7.399% due 4/01/2032 (a)                                         163,798
                                          1,000,000    Freddie Mac Multiclass Certificates Series 2643 Class OG,
                                                           5% due 7/15/2032                                                 938,386
                                            825,784    Freddie Mac Multiclass Certificates Series 2942 Class TF,
                                                           5.67% due 3/15/2035 (a)                                          818,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Government Agency Mortgage-Backed Securities
                                                       (Cost - $91,057,223) - 48.5%                                      91,607,293
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Non-Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed                2,000,000    Bear Stearns Commercial Mortgage Securities Series 2005-
Securities - 12.3%                                     PW10 Class A4, 5.405% due 12/11/2040 (a)                           1,977,824
                                                       Citigroup/Deutsche Bank Commercial Mortgage Trust:
                                          2,300,000        Series 2005-C1 Class A4, 5.225% due 7/15/2044 (a)              2,261,961
                                          2,500,000        Series 2006-CD3 Class A5, 5.617% due 10/15/2048                2,490,098
                                                       Citigroup/Deutsche Bank Commercial Mortgage Trust
                                          2,750,000    Series 2007-CD4 Class C, 5.476% due 12/11/2049 (a)                 2,519,504
                                                       GS Mortgage Securities Corp. II Series 2006-GG6 Class
                                          2,519,000    A4, 5.553% due 4/10/2038 (a)                                       2,505,461
                                                       GS Mortgage Securities Corp. II Series 2007-EOP Class
                                            849,834    A1, 5.42% due 3/06/2020 (a)                                          844,523
                                                       Greenwich Capital Commercial Funding Corp. Series
                                            900,000    2004-GG1 Class A7, 5.317% due 6/10/2036 (a)                          889,070
                                                       Greenwich Capital Commercial Funding Corp. Series 2005-
                                          1,750,000    GG5 Class A5, 5.224% due 4/10/2037 (a)                             1,711,904
                                                       Greenwich Capital Commercial Funding Corp. Series 2006-
                                          3,800,000    GG7 Class A4, 6.11% due 7/10/2038 (a)                              3,884,531
                                                       Greenwich Capital Commercial Funding Corp. Series
                                          1,600,000    2007-GG9 Class C, 5.554% due 2/10/2017 (a)                         1,477,998
                                                       LB-UBS Commercial Mortgage Trust Series 2005-C5 Class
                                          2,000,000    A4, 4.954% due 9/15/2030 (a)                                       1,922,616
                                                       LB-UBS Commercial Mortgage Trust Series 2006-C3 Class
                                            850,000    A4, 5.661% due 3/15/2039 (a)                                         851,259
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Non-Government Agency Mortgage-Backed
                                                       Securities (Cost - $23,905,846) - 12.3%                           23,336,749
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

                                                       Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                       Face
                                             Amount    Capital Trusts                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.7%          USD        600,000    Fifth Third Capital Trust IV, 6.50% due 4/15/2067 (a)          $     571,450
                                            750,000    Wachovia Capital Trust III, 5.80% (a)(f)                             748,123
                                                                                                                      -------------
                                                                                                                          1,319,573
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                       700,000    JPMorgan Chase Capital XXII, 6.45% due 2/02/2037                     621,530
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Capital Trusts
                                                       (Cost - $2,045,642) - 1.0%                                         1,941,103
-----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
                                               Held    Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                     General Motors Corp.
                                              6,500        Series C, 6.25% (e)                                              138,385
                                              6,800        Series D, 1.50% (e)                                              173,060
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Preferred Stocks
                                                       (Cost - $319,559) - 0.2%                                             311,445
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Preferred Securities
                                                       (Cost - $2,365,201) - 1.2%                                         2,252,548
-----------------------------------------------------------------------------------------------------------------------------------
                                               Face
                                             Amount    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Commercial               EGP      1,750,000    Egypt Treasury Bill, 9.85% due 9/18/2007 (d)                         308,464
Paper - 1.5%                     MYR        100,000    Malaysia Treasury Bill, 3.33% due 6/06/2008 (d)                       27,804
                                                       Malaysia Treasury Bill Series 364 (d):
                                            100,000        3.282% due 1/04/2008                                              28,213
                                            100,000        3.307% due 2/29/2008                                              28,062
                                            100,000        3.313% due 3/28/2008                                              27,988
                                            200,000        3.323% due 5/09/2008                                              55,757
                                                       Norway Treasury Bill (d):
                                 NOK      2,350,000        3.778% due 9/19/2007                                             402,296
                                          1,540,000        4.132% due 12/19/2007                                            260,688
                                          5,420,000        4.765% due 3/19/2008                                             905,872
                                                       Sweden Treasury Bill (d):
                                 SEK      3,200,000        3.21% due 12/19/2007                                             458,989
                                          1,905,000        4.004% due 9/17/2008                                             265,331
                                                                                                                      -------------
                                                                                                                          2,769,464
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 6.6%                     12,583,651    Brown Brothers Harriman & Co., 4.29% due 9/04/2007                12,583,651
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities
                                                       (Cost - $15,221,904) - 8.1%                                       15,353,115
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments (Cost - $236,504,255*) - 124.7%                235,830,125

                                                       Liabilities in Excess of Other Assets - (24.7%)                  (46,678,748)
                                                                                                                      -------------
                                                       Net Assets - 100.0%                                            $ 189,151,377
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                         $ 236,601,157
                                             =============
      Gross unrealized appreciation          $   1,847,049
      Gross unrealized depreciation             (2,618,081)
                                             -------------
      Net unrealized depreciation            $    (771,032)
                                             =============

** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

(a)   Floating rate security.
(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)      (in U.S. dollars)

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(e)   Convertible security.
(f)   The security is a perpetual bond and has no stated maturity date.
(g)   Represents a zero coupon bond.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industry classifications are shown as a percent of net assets.

o     Swap contracts outstanding as of August 31, 2007 were as follows:

      --------------------------------------------------------------------------------------
                                                                               Unrealized
                                                             Notional         Appreciation
                                                              Amount         (Depreciation)
      --------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones CDX
      North America Investment Grade Index Series 4
      and receive 0.40%

      Broker, JPMorgan Chase
      Expires June 2010                                    $ 1,000,000      $          2,767

      Bought credit default protection on FirstEnergy
      Corp. and pay 0.46%

      Broker, Citigroup Global Markets, Inc.
      Expires March 2011                                   $   500,000                (1,947)
      --------------------------------------------------------------------------------------
      Total                                                                 $            820
                                                                            ================

o Forward foreign exchange contracts purchased as of August 31, 2007 were follows:

      ------------------------------------------------------------------------------------
                                                                              Unrealized
      Foreign Currency                      Settlement                       Appreciation
      Purchased                                Date                         (Depreciation)
      ------------------------------------------------------------------------------------
      JPY    44,615,250                   January 2008                      $        4,010
      JPY    60,726,780                   February 2008                             19,358
      JPY    150,495,213                    June 2008                               71,164
      KRW    301,455,000                  February 2008                             (3,363)
      PLN    375,000                        May 2008                                (1,747)
      ------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $2,643,715)                         $       89,422
                                                                            ==============

o     Currency Abbreviations:

      BRL           Brazilian Real           NOK           Norwegian Krone
      EGP           Egyptian Pound           PEN           Peru Nuevos Soles
      IDR           Indonesian Rupiah        PLN           Polish Zloty
      ISK           Icelandic Krona          SEK           Swedish Krona
      JPY           Japanese Yen             SGD           Singapore Dollar
      KRW           Korean Won               USD           U.S. Dollar
      MYR           Malaysian Ringgit

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    FDP Series, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    FDP Series, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    FDP Series, Inc.

Date: October 22, 2007